Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Rebates percentage	10.00%
Plant and Equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	2 years
Plant and Equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Furniture, fittings and equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Furniture, fittings and equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	15 years
Right-of-use assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Henry M Jackson Foundation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
R&D grant (in Dollars)	$ 306,595	$ 74,821
Medical Technology Enterprise Consortium [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
R&D grant (in Dollars)	$ 369,045